INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amortizing intangible assets:
Gross carrying amount				¥ 404,794			¥ 409,398
Accumulated amortization	$ (19,679)			(76,555)			(135,300)
Impairment loss	(19,489)	¥ (134,000)	$ 0		$ 0
Net carrying amount				328,239			140,098
Indefinite-lived intangible assets
Indefinite-lived intangible assets				105,744			190,149
Total intangible assets
Total intangible assets, gross	87,200			510,538			599,547
Total intangible assets, net	48,032			433,983			330,247
Amortization expense	$ 8,220	¥ 56,515		¥ 56,547		¥ 19,081
Estimated future amortization expense of intangible assets
2019							66,300
2020							65,920
2021							64,800
2022							51,500
2023							24,890
Minimum
Intangible assets
Weighted average amortization period	6 years	6 years
Maximum
Intangible assets
Weighted average amortization period	10 years	10 years
Customer list
Intangible assets
Weighted average amortization period	6 years	6 years	6 years	6 years
Amortizing intangible assets:
Gross carrying amount				¥ 239,309			239,309
Accumulated amortization				(53,180)			(93,065)
Impairment loss		¥ (78,000)
Net carrying amount				¥ 186,129			68,244
Trademark
Intangible assets
Weighted average amortization period	10 years	10 years	10 years	10 years
Amortizing intangible assets:
Gross carrying amount				¥ 150,637			150,637
Accumulated amortization				(20,085)			(35,149)
Impairment loss		¥ (56,000)
Net carrying amount				¥ 130,552			59,488
Acquired software
Intangible assets
Weighted average amortization period	10 years	10 years	10 years	10 years
Amortizing intangible assets:
Gross carrying amount				¥ 14,848			19,452
Accumulated amortization				(3,290)			(7,086)
Net carrying amount				11,558			12,366
Operating Licenses and Trading Rights
Indefinite-lived intangible assets
Indefinite-lived intangible assets				¥ 105,744			¥ 190,149
Gold Master | Customer list
Amortizing intangible assets:
Impairment loss		¥ (78,000)
Gold Master | Trademark
Amortizing intangible assets:
Impairment loss		¥ (56,000)